Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Provisions	£ 723	£ 766
Customer redress
Disclosure of other provisions [line items]
Provisions	9	16
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	44	79
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	51	64
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	410	398
Sundry provisions
Disclosure of other provisions [line items]
Provisions	196	193
Onerous contracts
Disclosure of other provisions [line items]
Provisions	£ 13	£ 16